Credit From Banking Institutions (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Line Of Credit Facilities And Current Portion Of Long-Term Debt

	US dollars
	December 31,
(in thousands)	2012	2011

Revolving credit – in NIS	45	347
Current maturities of long-term loans	176	43
	221	390